Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits	For the years ended December 31, 2019, 2018 and 2017, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2019	2018	2017	2019	2018	2017	2019	2018	2017
Recorded in operating costs and expenses
Service cost	$	10	10	12	2	3	2	12	13	14
Past service cost		1	9	(3)	—	—	—	1	9	(3)
Settlements and curtailments		(3)	—	—	—	—	—	(3)	—	—

		8	19	9	2	3	2	10	22	11

Recorded in other financial expenses
Net interest cost		34	35	37	5	5	4	39	40	41

Recorded in other comprehensive income
Actuarial (gains) losses for the period		203	(176)	1	7	—	(1)	210	(176)	—

	$	245	(122)	47	14	8	5	259	(114)	52

Summary of Actuarial (Gains) Losses
For the years 2019, 2018 and 2017, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2019	2018	2017
Actuarial (gains) losses due to experience	$	5	(58)	6
Actuarial (gains) losses due to demographic assumptions		(11)	(57)	(2)
Actuarial (gains) losses due financial assumptions		216	(61)	(4)

	$	210	(176)	—

Disclosure of Net Defined Benefit Liability (Asset)
As of December 31, 2019 and 2018, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2019	2018	2019	2018	2019	2018
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	2,375	2,794	79	73	2,454	2,867
Service cost		10	10	2	3	12	13
Interest cost		78	83	5	5	83	88
Actuarial (gains) losses		268	(265)	7	—	275	(265)
Additions through business combinations		—	—	—	6	—	6
Settlements and curtailments		(3)	—	—	—	(3)	—
Reduction from disposal of assets		(2)	—	—	—	(2)	—
Plan amendments		1	9	—	—	1	9
Benefits paid		(141)	(146)	(7)	(5)	(148)	(151)
Foreign currency translation		65	(110)	1	(3)	66	(113)

Projected benefit obligation at end of the period		2,651	2,375	87	79	2,738	2,454

Change in plan assets:
Fair value of plan assets at beginning of the period		1,486	1,662	1	1	1,487	1,663
Return on plan assets		44	48	—	—	44	48
Actuarial gains ( losses )		65	(89)	—	—	65	(89)
Employer contributions		103	81	7	5	110	86
Reduction for disposal of assets		(1)	—	—	—	(1)	—
Benefits paid		(141)	(146)	(7)	(5)	(148)	(151)
Foreign currency translation		43	(70)	—	—	43	(70)

Fair value of plan assets at end of the period		1,599	1,486	1	1	1,600	1,487

Net projected liability in the statement of financial position	$	1,052	889	86	78	1,138	967

Summary of Plan Assets Measured at Estimated Fair Value	As of December 31, 2019 and 2018, based on the hierarchy of fair values, plan assets are detailed as follows:

		2019					2018
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	45	16	—	61	$	36	—	—	36
Investments in corporate bonds		4	396	—	400		7	342	—	349
Investments in government bonds		90	450	—	540		84	345	—	429

Total fixed-income securities		139	862	—	1,001		127	687	—	814

Investment in marketable securities		223	157	—	380		259	79	—	338
Other investments and private funds		46	85	88	219		50	212	73	335

Total variable-income securities		269	242	88	599		309	291	73	673

Total plan assets	$	408	1,104	88	1,600	$	436	978	73	1,487

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation were as follows:

	2019				2018
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	8.75%	3.6%	2.1%	0.4% – 8.8%	10.8%	4.5%	2.9%	1.3% – 7.5%
Rate of return on plan assets	8.75%	3.6%	2.1%	0.4% – 8.8%	10.8%	4.5%	2.9%	1.3% – 7.5%
Rate of salary increases	4.0%	—	3.0%	2.3% – 6.8%	4.0%	—	3.3%	2.3% – 6.0%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits	As of December 31, 2019, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		2019
2020 1	$	156
2021		140
2022		142
2023		144
2024 – 2029		852

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2019 and 2018, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2019				2018
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	203	24	179	$	168	30	138
United States		297	219	78		286	174	112
United Kingdom 1		1,681	1,128	553		1,464	1,057	407
Germany		204	9	195		202	10	192
Other countries		353	220	133		334	216	118

	$	2,738	1,600	1,138	$	2,454	1,487	967